Financial Instruments and Risk Management - Currency Risk (Details) - Currency risk $ in Millions	Dec. 31, 2019 USD ($)
Cash and cash equivalents | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 2.0
Cash and cash equivalents | Romanian Leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.6
Cash and cash equivalents | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	19.5
Cash and cash equivalents | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2.7
Cash and cash equivalents | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	37.1
A/R | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3.1
A/R | Romanian Leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.5
A/R | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	46.4
A/R | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.0
A/R | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12.1
Income taxes and value-added taxes receivable | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Income taxes and value-added taxes receivable | Romanian Leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.5
Income taxes and value-added taxes receivable | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.1
Income taxes and value-added taxes receivable | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.2
Income taxes and value-added taxes receivable | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2.4
Other financial assets | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Other financial assets | Romanian Leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.7
Other financial assets | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.7
Other financial assets | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.6
Other financial assets | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.3
Pension and non-pension post-employment liabilities | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(69.8)
Pension and non-pension post-employment liabilities | Romanian Leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.1)
Pension and non-pension post-employment liabilities | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.6)
Pension and non-pension post-employment liabilities | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(13.3)
Pension and non-pension post-employment liabilities | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.7)
Income taxes and value-added taxes payable | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1.4)
Income taxes and value-added taxes payable | Romanian Leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Income taxes and value-added taxes payable | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.6)
Income taxes and value-added taxes payable | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2.1)
Income taxes and value-added taxes payable | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(6.7)
A/P and certain accrued and other liabilities and provisions | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(54.4)
A/P and certain accrued and other liabilities and provisions | Romanian Leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(10.5)
A/P and certain accrued and other liabilities and provisions | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(39.2)
A/P and certain accrued and other liabilities and provisions | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(31.9)
A/P and certain accrued and other liabilities and provisions | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(28.3)
Net financial assets (liabilities) | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(120.5)
Net financial assets (liabilities) | Romanian Leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(8.3)
Net financial assets (liabilities) | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	28.3
Net financial assets (liabilities) | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(41.8)
Net financial assets (liabilities) | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 16.2